Concentrations of Credit Risk (Details)	12 Months Ended
Dec. 31, 2019
Sales Revenues Net Member
Concentrations of Credit Risk (Details) [Line Items]
Concentration risk percentage, description	represented less than 10% of total net revenues as of the year.
Accounts Receivable [Member]
Concentrations of Credit Risk (Details) [Line Items]
Concentration risk percentage, description	represented less than 10% of accounts receivable as of the year end.